share-based compensation - Employee share purchase plan (Details) - Employee share purchase plan - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		9 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2019
share-based compensation
Dividend reinvestment in Common Shares	$ 9	$ 8	$ 18	$ 17
Purchase plan discount					0.00%